Capital Stock (Tables)	12 Months Ended
Dec. 28, 2019
Equity [Abstract]
Common Stock Issued, in Treasury, and Outstanding
Shares of common stock issued, in treasury, and outstanding were (in millions of shares):

	Shares Issued	Treasury Shares	Shares Outstanding
Balance at December 31, 2016	1,219	(2)	1,217
Exercise of stock options, issuance of other stock awards, and other	2	—	2
Balance at December 30, 2017	1,221	(2)	1,219
Exercise of stock options, issuance of other stock awards, and other	3	(2)	1
Balance at December 29, 2018	1,224	(4)	1,220
Exercise of stock options, issuance of other stock awards, and other	—	1	1
Balance at December 28, 2019	1,224	(3)	1,221